     As filed with the Securities and Exchange Commission on August 27, 2014
                                            1933 Act Registration No. 333-141769
                                             1940 Act Registration No. 811-09257
                                                              CIK No. 0001081039

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 14

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 42

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Exact Name of Registrant)

Lincoln Corporate Variable 5
Lincoln Corporate Commitment VUL

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Exact Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, NY 13202
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
(Name and Address of Agent for Service)

Copy to:
John L. Reizian
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended December 31, 2013 was filed March 25, 2014.

It is proposed that this filing will become effective:
/X/  immediately upon filing pursuant to paragraph (b)
/ /  on May 1, 2014 pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/ /  on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /  This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be
  October 18, 2013.

Supplement Dated August 27, 2014
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account S

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

LLANY Separate Account S for Flexible Premium Variable Life Insurance

Lincoln Corporate Commitment VUL	Lincoln CVUL Series III Elite
Lincoln Corporate Variable 5	Lincoln Corporate Variable 4

The information in this supplement updates and amends certain information contained in the last product prospectus you received.  Keep this supplement with your prospectus for reference.

Effective September 8, 2014, the following fund will be available as a new investment option under your policy:

Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.

•
LVIP SSgA Mid-Cap Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

(Subadvised by SSgA Funds Management, Inc.)

More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

PART A and B - SAI and Financials

The Prospectus and Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of LLANY Separate Account S for Flexible Premium Variable Life, as submitted with Post-Effective Amendment No. 13 to Registration Statement on Form N-6 filed on April 2, 2014 (File No. 333-141769), are incorporated herein by reference.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(a) Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)

(b) N/A

(c) Selling Group Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(3)

(d)  (1) Policy Form LN939 NY(11)

     (2) Term Insurance Rider-Policy Form LR526 NY(8)

     (3) Load Amortization Rider-Policy Form LR853 NY(11)

     (4) Change of Insured Employee Benefit Rider-Policy Form LR493 NY(8)

     (5) Adjustable Benefit Enhancement Rider(10)

     (6) Enhanced Surrender Value Rider-Policy Form LR529 NY (8)

(e) (1) Application Part I-B58NY(14)

     (2) Application Part II (Corporate/Individual Owner)-B59NY(14)

     (3) Consent Forms B10457NY and B10458NY(14)

(f) (1) Articles of Incorporation of Lincoln Life & Annuity Company of New York(2)

     (2) Bylaws of Lincoln Life & Annuity Company of New York(2)

(g) Reinsurance Contracts(6)

(h) Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

     (1) AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (9)

     (2) AllianceBernstein Variable Products Series Fund, Inc. (18)

     (3) American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (12)

     (4) American Funds Insurance Series (9)

     (5) BlackRock Variable Series Fund, Inc. (12)

     (6) Delaware VIP Trust (18)

     (7) DWS Investments VIT Funds (9)

     (8) DWS Variable Series II (17)

     (9) Fidelity Variable Insurance Products (19)

     (10) Franklin Templeton Variable Insurance Products Trust (18)

     (11) Goldman Sachs Variable Insurance Trust (20)

     (12) Janus Aspen Series (7)

     (13) JPMorgan Insurance Trust (17)

     (14) Legg Mason Partners Variable Equity Trust (17)

     (15) Lincoln Variable Insurance Products Trust (18)

     (16) M Fund, Inc. (9)

     (17) MFS Variable Insurance Trust (18)

     (18) Neuberger Berman Advisers Management Trust (9)

     (19) PIMCO Variable Insurance Trust (12)

     (20) T. Rowe Price Equity Series, Inc. (15)

     (21) Wells Fargo Variable Trust Funds (16)

(i) (1) Accounting and Financial Administration Services Agreement dated  October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York (5)

   (2) Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(4)

(j) Not applicable.

(k) Opinion and Consent of John L. Reizian, Esq. (Filed Herewith)

(l) Not Applicable.

(m) Not Applicable.

(n) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm.

(o) Not applicable.

(p) Not applicable.

(q) Compliance Procedures(13)
--------------
(1) Incorporated by reference to Initial Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(2) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 333-77496) filed on April 2, 2007.

(3) Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(4) Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File 333-84684) filed on April 7, 2004.

(5) Incorporated by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(6) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008.

(7) Incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.

(8) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-107461) filed on July 30, 2003.

(9) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(10) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-104719) filed on August 23, 2004.

(11) Incorporated by reference to Initial Registration Statement on Form N-6 (File No. 333-125794) filed on June 14, 2005.

(12) Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(13) Incorporated by reference to Post-Effective Amendment No. 22 on Form N-6 (File No. 333-146507) filed on April 1, 2014.

(14) Incorporated by reference to Post-Effective Amendment No. 4 on Form N-6 (File No. 333-141769) filed on April 2, 2009.

(15) (a) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-04999) filed on September 26, 1996. (Fund Participation Agreement)

  (b) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-04999) filed on April 3, 2003. (Amendment)

  (c) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 333-04999) filed on April 6, 2011. (Amendment)

     (d) T. Rowe Price International Series, Inc. and T. Rowe Price Investment Services, Inc. (Amendment dated October 10, 2011)

(16) (a) Wells Fargo Variable Trust Funds incorporated herein by reference to  Post-Effective Amendment No. 18 (File No. 333-68842) filed on April 4, 2008. (Fund Participation Agreement)

  (b) Wells Fargo Variable Trust Funds incorporated herein by reference to Post-Effective Amendment No. 27 (File No. 333-68842) filed on April 27, 2011. (Amendment dated July 16, 2010)

  (c) Wells Fargo Variable Trust Funds incorporated herein by reference to  Post-Effective Amendment No. 30 (File No. 333-68842) filed on April 19, 2013. (Amendment dated April 4, 2012)

  (d) Wells Fargo Variable Trust Funds incorporated herein by reference to  Post-Effective Amendment No. 13 (File No. 333-141769) filed on April 2, 2014. (Amendment dated November 11, 2013)

(17) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6  (File No. 333-155333) filed on April 1, 2014.

(18) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-155333) filed on April 1, 2014; amendment incorporated by reference to Post-Effective Amendment No. 3 (File No. 333-186895) filed on July 1, 2014.

(19) Incorporated by reference to Post-Effective Amendment No. 18 on Form N-6 (File No. 333-155333) filed on April 1, 2014; amendment incorporated by reference to Pre-Effective Amendment No. 1 (File No. 333-193276) filed on May 16, 2014.

(20) Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013; amendment incorporated by reference to Post-Effective Amendment No. 31 (File No. 333-138190) filed on August 22, 2014.

Item 27. Directors and Officers of the Depositor

Name                                                              Positions and Offices with Depositor
--------------------------------                                                    -----------------------------------------------------------------------
Dennis R. Glass**                                                              President and Director
Ellen G. Cooper**                                                               Executive Vice President, Chief Investment Officer and Director
Charles C. Cornelio**                                                       Executive Vice President and Chief Administrative Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director

George W. Henderson, III                                                 Director
Granville Capital
300 North Greene Street
Greensboro, NC 27401

Mark E. Konen**                                                        Executive Vice President and Director

M. Leanne Lachman                                                          Director
870 United Nations Plaza, #19-E
New York, NY 10017

Louis G. Marcoccia                                                           Director
Senior Vice President
Syracuse University
Crouse-Hinds Hall, Suite 620
900 South Crouse Avenue
Syracuse, NY 13244

Patrick S. Pittard                                                                Director
20 Cates Ridge
Atlanta, GA 30327

Robert O. Sheppard*                                                      Second Vice President, Secretary and General Counsel

   * Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY  13202

   ** Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

  *** Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-181796) filed on August 6, 2013.)

Item 29. Indemnification

     (a) Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company  of New York provides that Lincoln New York will indemnify certain persons  against expenses, judgments and certain other specified costs incurred by  any such person if he/she is made a party or is threatened to be made a     party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions.    Indemnification is permitted by, and is subject to the requirements of,     New York law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

 Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item     28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred  or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted     by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

 (a) Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life; Lincoln New York Account T Variable Annuity; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

     (b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name                                                   Positions and Offices with Underwriter
------------------------                                              ------------------------------------------------------------
Wilford H. Fuller*                                              President, Chief Executive Officer and Director
Jeffrey D. Coutts*                                             Senior Vice President and Treasurer
Patrick J. Caulfield**                                         Vice President, Chief Compliance Officer and Senior Counsel
Elizabeth M. O'Brien*                                        Senior Vice President and Director
Thomas O'Neill*                                                Senior Vice President, Chief Operating Officer and Director
Ronald W. Turpin***                                       Vice President and Interim Chief Financial Officer
Nancy A. Smith*                                               Secretary

   * Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087

   ** Principal business address is 350 Church Street, Hartford, CT 06103

  *** Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506

     (c)  N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202.  All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.Andesa Services, Inc., 3435 Winchester Road, Suite 401, Allentown, Pennsylvania, will act as a Transfer Agent on behalf of Lincoln Life as it relates to the policies described in this Prospectus. In the role of a Transfer Agent, Andesa will perform administrative functions, such as decreases, increases, surrenders and partial surrenders, fund allocation changes and transfers on behalf of the Company.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, LLANY Separate Account S for Flexible Premium Variable Life Insurance, has duly caused this Post-Effective Amendment Number 14 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) on Form N-6 to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 27th day of August, 2014.  Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

LLANY Separate Account S for Flexible Premium Variable Life Insurance
(Registrant)

/s/ Douglas K. Noble
By _______________________________
      Douglas K. Noble
      Vice President
      Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Douglas K. Noble
By ________________________________
     Douglas K. Noble
     Vice President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment Number 14 to the Registration Statement (File No.: 333-141769; 811-09257; CIK: 0001081039) has been signed below on August 27, 2014, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Charles C. Cornelio *
______________________________                          Executive Vice President; Chief Administration Officer and Director
Charles C. Cornelio

/s/ Ellen Cooper
______________________________                         Executive Vice President, Chief Investment Officer and Director
Ellen Cooper

/s/ Randal J. Freitag *
______________________________                          Executive Vice President, Chief Financial Officer and Director
Randal J. Freitag

/s/ George W. Henderson, III *
______________________________                          Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                          Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                          Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                          Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                             Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement